Accumulated Other Comprehensive Income	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Equity [Abstract]
Accumulated Other Comprehensive Income

18. Accumulated Other Comprehensive Income

The changes in accumulated other comprehensive income (loss) by component are summarized below:

	Foreign Currency Translation	Defined Benefit Plan Items	Total Accumulated Other Comprehensive (Loss) Income
Balance at March 31, 2023	$(3,875)	$3,586	$(289)
Other comprehensive income (loss) before reclassifications	841	(344)	497
Reclassifications to statements of earnings	—	(76)	(76)
Total other comprehensive income (loss)	841	(420)	421
Balance, June 30, 2023	(3,034)	3,166	132

Balance, March 31, 2024	$(2,420)	$2,470	$50
Transfer of defined benefit plan	—	(228)	(228)
Other comprehensive income (loss) before reclassifications	(1,388)	(242)	(1,630)
Reclassifications to statements of earnings	—	(49)	(49)
Total other comprehensive loss	(1,388)	(519)	(1,907)
Balance, June 30, 2024	$(3,808)	$1,951	$(1,857)

18. Accumulated Other Comprehensive Income

The changes in accumulated other comprehensive income (loss) by component are summarized below:

	Foreign Currency Translation	Defined Benefit Plan Items	Total Accumulated Other Comprehensive (Loss) Income
Balance at March 31, 2022	$(3,372)	$4,007	$635
Other comprehensive income (loss) before reclassifications	(503)	592	89
Reclassifications to statements of earnings	—	(1,013)	(1,013)
Total other comprehensive loss	(503)	(421)	(924)
Balance, March 31, 2023	(3,875)	3,586	(289)
Other comprehensive income (loss) before reclassifications	1,455	(469)	986
Reclassifications to statements of earnings	—	(647)	(647)
Total other comprehensive income (loss)	1,455	(1,116)	339
Balance, March 31, 2024	$(2,420)	$2,470	$50